Annual Fund Operating Expenses - AGF U.S. Market Neutral Anti-Beta Fund [Member]	Nov. 04, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.08%
Component2 Other Expenses	0.80%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.28%)	[1]
Net Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2027

[1]	The Fund’s investment adviser, AGF Investments LLC (“Adviser”), has entered into a contractual agreement with the Fund pursuant to which (i) the Adviser waives fees and reimburses expenses of the Fund so that the total annual operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) are limited to 0.45% of average net assets (“Operating Expense Waiver”) and (ii) the Adviser reduces its management fees to the extent of any acquired fund fees and expenses (“AFFE”) incurred by the Fund attributable to a management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests (“AFFE Waiver” together with the Operating Expense Waiver, the “Expense Cap”). The Expense Cap will remain in effect until November 1, 2027, and shall renew automatically for one-year terms unless the Adviser provides 120 days’ written notice of termination prior to the start of the next term or upon approval of the Board of Trustees.